Reconciliation of Geographic Revenues to Revenues by Operating Segment Based on the Domicile of the Company's Customers (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total revenues	$ 1,808,966	$ 1,717,577	$ 1,677,483
North America Services
Segment Reporting Information [Line Items]
Total revenues	930,700	927,600	1,016,300
International Services
Segment Reporting Information [Line Items]
Total revenues	390,900	332,200	335,600
Merchant services
Segment Reporting Information [Line Items]
Total revenues	487,400	457,800	325,600
United States
Segment Reporting Information [Line Items]
Total revenues	1,227,800	1,204,400	1,183,800
United States | North America Services
Segment Reporting Information [Line Items]
Total revenues	741,500	748,200	859,500
United States | Merchant services
Segment Reporting Information [Line Items]
Total revenues	486,300	456,200	324,300
Europe
Segment Reporting Information [Line Items]
Total revenues	283,500	250,200	269,400
Europe | North America Services
Segment Reporting Information [Line Items]
Total revenues	700	800	800
Europe | International Services
Segment Reporting Information [Line Items]
Total revenues	282,800	249,400	268,600
Canada
Segment Reporting Information [Line Items]
Total revenues	171,500	161,900	139,700
Canada | North America Services
Segment Reporting Information [Line Items]
Total revenues	171,100	161,400	139,200
Canada | Merchant services
Segment Reporting Information [Line Items]
Total revenues	400	500	500
Japan
Segment Reporting Information [Line Items]
Total revenues	76,300	61,300	48,900
Japan | International Services
Segment Reporting Information [Line Items]
Total revenues	76,300	61,300	48,900
Mexico
Segment Reporting Information [Line Items]
Total revenues	7,800	7,900	8,100
Mexico | North America Services
Segment Reporting Information [Line Items]
Total revenues	7,800	7,900	8,100
Other
Segment Reporting Information [Line Items]
Total revenues	42,100	31,900	27,600
Other | North America Services
Segment Reporting Information [Line Items]
Total revenues	9,600	9,300	8,700
Other | International Services
Segment Reporting Information [Line Items]
Total revenues	31,800	21,500	18,100
Other | Merchant services
Segment Reporting Information [Line Items]
Total revenues	$ 700	$ 1,100	$ 800